FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Euro Member Countries, Euro
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure	£ 73	£ 247
Net investment hedges	(41)	(216)
Total structural foreign currency exposures, after net investment hedges	32	31
United States of America, Dollars
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure	374	479
Net investment hedges		(479)
Total structural foreign currency exposures, after net investment hedges	374
Other Non-Sterling [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Functional Currency of Group Operations [Line Items]
Gross exposure	32	36
Total structural foreign currency exposures, after net investment hedges	£ 32	£ 36